CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 2,231	$ 7,636
Restricted cash	220	119
Trade receivables (net of allowance for doubtful accounts of $ 1,298 and $ 361 at December 31, 2016 and 2017, respectively)	5,226	6,717
Other accounts receivable and prepaid expenses	1,108	829
Total current assets	8,785	15,301
LONG-TERM ASSETS:
Severance pay fund	638	1,029
Restricted deposits	163	145
Long-term deposits and long-term assets	77	136
Property and equipment, net	793	1,000
Intangible assets, net	2,353	3,623
Goodwill	18,822	18,405
Total long-term assets	22,846	24,338
Total assets	31,631	39,639
CURRENT LIABILITIES:
Short-term Bank Loans	800	3,017
Trade payables	1,543	1,237
Deferred revenues	3,033	3,594
Accrued expenses and other accounts payable	4,324	3,430
Total current liabilities	9,700	11,278
LONG-TERM LIABILITIES:
Accrued severance pay	721	1,214
Non-current deferred revenues	1,893	2,626
Long-term convertible note	4,936	4,388
Other long-term liabilities	212	140
Total long-term liabilities	7,762	8,368
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at December 31, 2016 and 2017; Issued and outstanding: 17,932,230 and 18,167,066 shares at December 31, 2016 and 2017, respectively	203	200
Additional paid-in capital	64,487	63,693
Accumulated other comprehensive loss	(3,606)	(3,561)
Accumulated deficit	(46,965)	(40,377)
Total parent shareholders' equity	14,119	19,955
Non-controlling interest	50	38
Total shareholders' equity	14,169	19,993
Total liabilities and shareholders' equity	$ 31,631	$ 39,639